Income and Expenses - Summary of Financing Costs - Net (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Interest on loans and other related items (Notes 20 and 27)	₱ 12,159	₱ 10,860	₱ 10,482
Accretion on lease liabilities (Note 10)	3,266	2,057	1,158
Accretion on financial liabilities	409	375	239
Financing charges	90	215	105
Capitalized interest (Notes 9 and 28)	(2,169)	(1,748)	(1,582)
Total financing costs – net	₱ 13,755	₱ 11,759	₱ 10,402